DEPOSITS	12 Months Ended
Dec. 31, 2012
DEPOSITS
DEPOSITS

NOTE 8 - DEPOSITS

Deposits are summarized as follows:

	December 31,
	2012	2011
Noninterest-bearing	$60,330,245	$39,256,851
Interest-bearing transaction accounts	223,830,488	196,120,029
Savings	25,689,456	22,101,944
Time	150,523,857	157,279,459

	$460,374,046	$414,758,283

Included in time deposits were approximately $29,201,000 and $32,495,000 of brokered deposits for the years ended December 31, 2012 and 2011, respectively.  Included in interest-bearing transaction accounts were approximately $48,076,000 and $21,226,000 of brokered deposits for the years ended December 31, 2012 and 2011, respectively.

Interest expense on deposits is summarized as follows:

	Year Ended
	December 31,
	2012	2011
Interest-bearing transaction accounts	$1,203,755	$1,816,588
Savings	115,143	153,271
Time	2,514,712	3,843,362

	$3,833,610	$5,813,221

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was approximately $70,786,000 and $70,493,000 at December 31, 2012 and 2011, respectively.

At December 31, 2012, the scheduled maturities of time deposits are as follows:

Year Ending December 31,	Amount
2013	$86,690,819
2014	22,134,236
2015	14,537,730
2016	12,914,613
2017	14,182,058
Thereafter	64,401

$150,523,857